UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23769

X-Square Series Trust

(Exact name of Registrant as specified in charter)

Centro Internacional de Mercadeo II, 90 Carr. 165, Suite 803,

Guaynabo, Puerto Rico 000968

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 282-1621

Andrew Davalla

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: May 19, 2023- June 30, 2023

Item 1 – Proxy Voting Record.

There is no proxy voting activity for the funds, as the funds did not hold any votable positions during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Series Trust

By:	/s/ Ignacio Canto
Ignacio Canto
President (Principal Executive Officer)

Date:	August 11, 2023

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